Business, Acquisition of Assets and Basis of Presentation (Details 1) - USD ($)	Mar. 31, 2016	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
2016		$ 71,000
2017		71,000
2018		71,000
2019		71,000
2020		71,000
Thereafter		274,000
Patents, net	$ 575,686	628,776	$ 699,563
Prostascint Business [Member]
Finite-Lived Intangible Assets [Line Items]
2016		159,000
2017		159,000
2018		159,000
2019		159,000
2020		159,000
Thereafter		775,000
Patents, net		$ 1,570,000